UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

September 30, 2021

SonicShares™ Airlines, Hotels, Cruise Lines ETF

Ticker: TRYP

SonicShares™ Global Shipping ETF

Ticker: BOAT

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

1

SonicShares ETFs

SONICSHARES™ AIRLINES, HOTELS, CRUISE LINES ETF PORTFOLIO ALLOCATION at September 30, 2021 (Unaudited)

Sector	% of Net Assets
Consumer (Cyclical)	86.6%
Financial	13.4
Cash & Cash Equivalents(1)	0.0
100.0%

SONICSHARES™ GLOBAL SHIPPING ETF PORTFOLIO ALLOCATION at September 30, 2021 (Unaudited)

Sector/Security Type	% of Net Assets
Industrial	96.5%
Energy	2.7
Consumer (Non-Cyclical)	0.4
Cash & Cash Equivalents(2)	0.4
100.0%

(1)Represents cash, short-term investments and liabilities in excess of other assets.

(2)Represents cash, short-term investments and other assets in excess of liabilities.

2

The accompanying notes are an integral part of these financial statements.

SonicShares™ Airlines, Hotels, Cruise Lines ETF

	Shares	Value
Common Stocks – 99.7%
Airlines – 44.6%
Air Canada (1)	972	$17,747
Air China Ltd. - H Shares	45,520	30,114
Air France-KLM (1)	6,534	32,055
Alaska Air Group, Inc. (1)	1,163	68,152
Allegiant Travel Co. (1)	162	31,668
American Airlines Group, Inc. (1)(2)	9,011	184,906
ANA Holdings, Inc.	4,539	118,199
Cathay Pacific Airways Ltd.	63,676	53,577
China Eastern Airlines Corp. Ltd. - H Shares	53,402	20,511
China Southern Airlines Co. Ltd. - H Shares	42,052	23,768
Copa Holdings SA - Class A (1)	321	26,123
Delta Air Lines, Inc. (1)	5,437	231,671
Deutsche Lufthansa AG (2)	5,819	40,052
easyJet PLC	4,386	39,197
International Consolidated Airlines Group SA	78,280	188,404
Japan Airlines Co. Ltd.	4,205	100,438
JET2 PLC	2,106	36,347
JetBlue Airways Corp. (1)	3,022	46,206
Qantas Airways Ltd.	19,177	78,544
Ryanair Holdings PLC (1)	12,654	239,485
Singapore Airlines Ltd.	29,070	107,706
SkyWest, Inc. (1)	510	25,163
Southwest Airlines Co. (1)	4,238	217,960
Spirit Airlines, Inc. (1)	1,039	26,952
United Airlines Holdings, Inc. (1)	3,907	185,856
Wizz Air Holdings PLC (1)	816	55,166
		2,225,967
Entertainment – 1.2%
Marriott Vacations Worldwide Corp.	374	58,841
Leisure Time – 14.2%
Carnival Corp. (1)	8,164	204,182
Fosun Tourism Group	13,072	16,960
Norwegian Cruise Line Holdings Ltd. (1)(2)	7,709	205,907
Royal Caribbean Cruises Ltd. (1)	2,679	238,297
TUI AG (1)(2)	10,040	43,751
		709,097
Lodging – 26.3%
Accor SA	2,493	89,423
Choice Hotels International, Inc.	520	65,712
Hilton Grand Vacations, Inc. (1)	843	40,102
Hilton Worldwide Holdings, Inc. (1)	2,017	266,466
Huazhu Group Ltd. - ADR (1)	4,339	198,987

	Shares	Value
Lodging – 26.3% (Continued)
Hyatt Hotels Corp. - Class A (1)	415	$ 31,997
InterContinental Hotels Group PLC (1)	1,669	107,028
Marriott International, Inc. (1)	1,770	262,119
Resorttrust, Inc.	1,080	21,334
Shangri-La Asia Ltd.	37,156	29,545
Travel + Leisure Co.	821	44,769
Whitbread PLC (1)	1,938	86,650
Wyndham Hotels & Resorts, Inc.	918	70,860
		1,314,992
Real Estate – 0.4%
Great Eagle Holdings Ltd.	7,824	21,508
Real Estate Investment Trusts (REITs) – 13.0%
Apple Hospitality REIT, Inc.	2,276	35,801
DiamondRock Hospitality Co. (1)	2,259	21,348
Host Hotels & Resorts, Inc. (1)	6,564	107,190
Japan Hotel REIT Investment Corp.	36	21,650
MGM Growth Properties, LLC - Class A	1,479	56,646
Park Hotels & Resorts, Inc. (1)	2,261	43,275
Pebblebrook Hotel Trust	1,282	28,730
RLJ Lodging Trust	1,594	23,687
Ryman Hospitality Properties, Inc. (1)	527	44,110
Service Properties Trust	1,692	18,967
Sunstone Hotel Investors, Inc. (1)	2,082	24,859
VICI Properties, Inc.	7,106	201,881
Xenia Hotels & Resorts, Inc. (1)	1,124	19,940
		648,084
Total Common Stocks
(Cost $5,234,774)		4,978,489

Rights – 0.3%
Airlines – 0.3%
Deutsche Lufthansa AG, Expires 10/06/2021 (1)(2)	5,819	13,825
Total Rights
(Cost $21,224)		13,825

Short-Term Investments – 0.0% (3)
Money Market Funds – 0.0% (3)
First American Government Obligations Fund - Class X, 0.026% (4)	943	943
Total Short-Term Investments
(Cost $943)		943

SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited)

3

The accompanying notes are an integral part of these financial statements.

SonicShares™ Airlines, Hotels, Cruise Lines ETF

	Shares	Value
Investments Purchased with Collateral From Securities Lending – 6.8%
Mount Vernon Liquid Assets Portfolio, LLC, 0.090% (4)	341,310	$341,310
Total Investments Purchased with Collateral From Securities Lending
(Cost $341,310)		341,310

Total Investments in Securities – 106.8%
(Cost $5,598,251)		5,334,567
Liabilities in Excess of Other Assets – (6.8)%		(340,074)
Total Net Assets – 100.0%		$4,994,493

(1)Non-income producing security.

(2)This security or a portion of this security was out on loan as of September 30, 2021. Total loaned securities had a value of $316,434 or 6.3% of net assets as of September 30, 2021. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)Does not round to 0.1% or (0.1)%, as applicable.

(4)The rate shown is the annualized seven-day effective yield as of September 30, 2021.

SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited) (Continued)

4

The accompanying notes are an integral part of these financial statements.

SonicShares™ Global Shipping ETF

	Shares	Value
Common Stocks – 99.6%
Commercial Services – 0.4%
Belships ASA	29,484	$46,273
Energy - Alternate Sources – 0.2%
Eneti, Inc.	1,332	22,245
Pipelines – 2.5%
Golar LNG Ltd. (1)	12,984	168,402
Sinopec Kantons Holdings Ltd.	347,775	133,130
		301,532
Transportation – 96.5%
2020 Bulkers Ltd.	2,647	40,785
AP Moller - Maersk A/S - Class B	191	517,532
Atlas Corp.	33,208	504,429
Avance Gas Holding Ltd.	9,281	45,718
BW LPG Ltd.	16,780	92,269
Castor Maritime, Inc. (1)	33,322	81,306
COSCO SHIPPING Development Co. Ltd. - H Shares	533,061	106,138
COSCO SHIPPING Energy Transportation Co. Ltd. - H Shares	182,682	89,644
COSCO SHIPPING Holdings Co. Ltd. - H Shares (1)	384,476	589,705
Costamare, Inc.	14,597	226,107
D/S Norden A/S	4,671	119,103
Danaos Corp.	2,434	199,345
Dfds A/S (1)	7,187	382,195
DHT Holdings, Inc.	20,325	132,722
Diana Shipping, Inc. (1)	10,862	62,131
Dorian LPG Ltd.	4,926	61,132
Eagle Bulk Shipping, Inc. (1)	1,495	75,378
Euronav NV	51,511	489,648
FLEX LNG Ltd.	6,435	115,147
Frontline Ltd.	26,023	243,835
GasLog Partners L.P.	5,588	26,990
Genco Shipping & Trading Ltd.	4,974	100,127
Global Ship Lease, Inc.	4,297	101,882
Golden Ocean Group Ltd.	23,819	251,717
Hapag-Lloyd AG	2,851	624,157
Hoegh LNG Partners L.P.	3,980	19,542
International Seaways, Inc.	5,981	108,974
Kawasaki Kisen Kaisha Ltd. (1)	16,136	879,291
KNOT Offshore Partners L.P.	3,890	73,093
Matson, Inc.	7,136	575,947
Mitsui OSK Lines Ltd.	13,607	921,971
MPC Container Ships AS (1)	47,450	112,792
Navigator Holdings Ltd. (1)	6,670	59,363
Navios Maritime Partners L.P.	2,707	87,571

	Shares	Value
Transportation – 96.5% (Continued)
Nordic American Tankers Ltd.	18,042	$46,187
NS United Kaiun Kaisha Ltd.	3,073	113,335
Orient Overseas International Ltd.	40,581	704,791
Pacific Basin Shipping Ltd.	693,495	322,487
Safe Bulkers, Inc. (1)	13,509	69,841
Scorpio Tankers, Inc.	6,833	126,684
SFL Corp. Ltd. (1)	15,207	127,435
SITC International Holdings Co. Ltd.	164,897	592,046
Star Bulk Carriers Corp.	11,785	283,311
Teekay Corp. (1)	11,951	43,741
Teekay LNG Partners L.P.	10,375	161,331
Teekay Tankers Ltd. - Class A (1)	3,413	49,591
Wallenius Wilhelmsen ASA (1)	35,767	134,148
ZIM Integrated Shipping Services Ltd.	13,823	700,826
		11,593,440
Total Common Stocks
(Cost $12,335,017)		11,963,490

Short-Term Investments – 0.1%
Money Market Funds – 0.1%
First American Government Obligations Fund - Class X, 0.026% (2)	9,959	9,959
Total Short-Term Investments
(Cost $9,959)		9,959

Total Investments in Securities – 99.7%
(Cost $12,344,976)		11,973,449
Other Assets in Excess of Liabilities – 0.3%		32,464
Total Net Assets – 100.0%		$12,005,913

(1)Non-income producing security.

(2)The rate shown is the annualized seven-day effective yield as of September 30, 2021.

SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited)

5

The accompanying notes are an integral part of these financial statements.

SonicShares ETFs

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2021 (Unaudited)

	SonicShares™ Airlines, Hotels, Cruise Lines ETF		SonicShares™ Global Shipping ETF

Assets:
Investments in securities, at value (Note 2)	$5,334,567	(1)	$11,973,449
Cash	—		537
Receivables:
Dividends and interest	4,153		35,497
Securities lending (Note 5)	112		—
Total assets	5,338,832		12,009,483

Liabilities:
Collateral received from securities lending (Note 5)	341,310		—
Payables:
Management fees (Note 4)	3,029		3,570
Total liabilities	344,339		3,570
Net Assets	$4,994,493		$12,005,913

Components of Net Assets:
Paid-in capital	$5,287,490		$12,369,895
Total distributable (accumulated) earnings (losses)	(292,997)		(363,982)
Net assets	$4,994,493		$12,005,913

Net Asset Value (unlimited shares authorized):
Net assets	$4,994,493		$12,005,913
Shares of beneficial interest issued and outstanding	1,020,000		425,000
Net asset value	$4.90		$28.25

Cost of investments	$5,598,251		$12,344,976

(1)Includes loaned securities with a value of $316,434.

6

The accompanying notes are an integral part of these financial statements.

SonicShares ETFs

STATEMENT OF OPERATIONS For the Period Ended September 30, 2021 (Unaudited)

	SonicShares™ Airlines, Hotels, Cruise Lines ETF (1)	SonicShares™ Global Shipping ETF (2)

Investment Income:
Dividend income (net of foreign withholding tax of $14 and $5,094, respectively)	$7,403	$54,412
Interest income	1	1
Securities lending income (Note 5)	112	—
Total investment income	7,516	54,413

Expenses:
Management fees (Note 4)	11,372	4,328
Total expenses	11,372	4,328
Net investment income (loss)	(3,856)	50,085

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(25,406)	(25,863)
Foreign currency transactions	(51)	267
Change in net unrealized appreciation/depreciation on investments and foreign currency transactions	(263,684)	(371,571)
Net realized and unrealized gain (loss) on investments	(289,141)	(397,167)
Net increase (decrease) in net assets resulting from operations	$(292,997)	$(347,082)

(1)The Fund commenced operations on May 12, 2021. The information presented is from May 12, 2021 to September 30, 2021.

(2)The Fund commenced operations on August 3, 2021. The information presented is from August 3, 2021 to September 30, 2021.

7

The accompanying notes are an integral part of these financial statements.

SonicShares™ Airlines, Hotels, Cruise Lines ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended September 30, 2021 (Unaudited) (1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$(3,856)
Net realized gain (loss) on investments and foreign currency transactions	(25,457)
Change in net unrealized appreciation/depreciation on investments and foreign currency transactions	(263,684)
Net increase (decrease) in net assets resulting from operations	(292,997)

Distributions to Shareholders:
Net distributions to shareholders	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	5,287,490
Total increase (decrease) in net assets	4,994,493

Net Assets:
Beginning of period	—
End of period	$4,994,493

(1)The Fund commenced operations on May 12, 2021. The information presented is from May 12, 2021 to September 30, 2021.

(2)Summary of share transactions is as follows:

	Period Ended September 30, 2021 (Unaudited) (1)
	Shares	Value
Shares sold	1,020,000	$5,287,490
Shares redeemed	—	—
Net increase (decrease)	1,020,000	$5,287,490

8

The accompanying notes are an integral part of these financial statements.

SonicShares™ Global Shipping ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended September 30, 2021 (Unaudited) (1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$50,085
Net realized gain (loss) on investments and foreign currency transactions	(25,596)
Change in net unrealized appreciation/depreciation on investments and foreign currency transactions	(371,571)
Net increase (decrease) in net assets resulting from operations	(347,082)

Distributions to Shareholders:
Net distributions to shareholders	(16,900)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	12,369,895
Total increase (decrease) in net assets	12,005,913

Net Assets:
Beginning of period	—
End of period	$12,005,913

(1)The Fund commenced operations on August 3, 2021. The information presented is from August 3, 2021 to September 30, 2021.

(2)Summary of share transactions is as follows:

	Period Ended September 30, 2021 (Unaudited) (1)
	Shares	Value
Shares sold	425,000	$12,369,895
Shares redeemed	—	—
Net increase (decrease)	425,000	$12,369,895

9

The accompanying notes are an integral part of these financial statements.

SonicShares™ Airlines, Hotels, Cruise Lines ETF

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended September 30, 2021 (Unaudited) (1)

Net asset value, beginning of period	$5.00

Income from Investment Operations:
Net investment income (loss) (2)(3)	0.00
Net realized and unrealized gain (loss) on investments	(0.10)
Total from investment operations	(0.10)

Less Distributions:
From net investment income	—
Total distributions	—

Net asset value, end of period	$4.90
Total return (4)(5)	(2.07)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$5.0
Portfolio turnover rate (4)	7%
Ratio of expenses to average net assets (6)	0.75%
Ratio of net investment income (loss) to average net assets (6)	(0.25)%

(1)The Fund commenced operations on May 12, 2021. The information presented is from May 12, 2021 to September 30, 2021.

(2)Does not round to $0.01 or $(0.01), as applicable.

(3)Calculated using average shares outstanding method.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value.

(6)Annualized.

10

The accompanying notes are an integral part of these financial statements.

SonicShares™ Global Shipping ETF

Period Ended September 30, 2021 (Unaudited) (1)

Net asset value, beginning of period	$25.00

Income from Investment Operations:
Net investment income (loss) (2)	0.37
Net realized and unrealized gain (loss) on investments	2.93
Total from investment operations	3.30

Less Distributions:
From net investment income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$28.25
Total return (3)(4)	13.19%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$12.0
Portfolio turnover rate (3)	19%
Ratio of expenses to average net assets (5)	0.69%
Ratio of net investment income (loss) to average net assets (5)	7.99%

(1)The Fund commenced operations on August 3, 2021. The information presented is from August 3, 2021 to September 30, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

11

SonicShares ETFs

NOTE 1 – ORGANIZATION

The SonicShares™ Airlines, Hotels, Cruise Lines ETF and SonicShares™ Global Shipping ETF (each, a “Fund,” and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The SonicShares™ Airlines, Hotels, Cruise Lines ETF commenced operations on May 12, 2021 and the SonicShares™ Global Shipping ETF commenced operations on August 3, 2021.

The investment objective of the SonicShares™ Airlines, Hotels, Cruise Lines ETF is to seek to track the performance, before fees and expenses, of the Solactive Airlines, Hotels, Cruise Lines Index. The investment objective of the SonicShares™ Global Shipping ETF is to seek to track the performance, before fees and expenses, of the Solactive Global Shipping Index (a “Index,” and together with the Solactive Airlines, Hotels, Cruise Lines Index, the “Indexes”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include real estate investment trusts (“REITs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited)

12

SonicShares ETFs

or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

 The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2021:

SonicShares™ Airlines, Hotels, Cruise Lines ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$—	$4,978,489	$—	$—	$4,978,489
Rights (1)	—	13,825	—	—	13,825
Short-Term Investments	—	943	—	—	943
Investments Purchased With Collateral From Securities Lending (2)	341,310	—	—	—	341,310
Total Investments in Securities	$341,310	4,993,257	$—	$—	$5,334,567

SonicShares™ Global Shipping ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$—	$11,963,490	$—	$—	$11,963,490
Short-Term Investments	—	9,959	—	—	9,959
Total Investments in Securities	$—	11,973,449	$—	$—	$11,973,449

(1)See Schedule of Investments for the industry breakout.

(2)Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

As of September 30, 2021, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

13

SonicShares ETFs

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E. Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least quarterly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If either Fund should be in a position where the value of illiquid investments held by each Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Airlines, Hotels and Cruise Lines Industry Risks (SonicShares™ Airlines, Hotels, Cruise Lines ETF Only).

•Airline Companies Risk. Airline Companies (as defined in the Fund’s prospectus) may be adversely affected by a downturn in economic conditions. Due to the discretionary nature of business and leisure travel spending, coupled with the high debt and cost structure of the airline industry, a downturn in economic conditions of the U.S. economy and economies in other regions of the world that results in decreased demand for air travel may significantly and negatively affect the revenues and profitability of such industry. Airline Companies may also be significantly affected by changes in fuel prices, which may be very volatile. Due to the competitive nature of this industry, such companies may not be able to pass on increased fuel prices to customers by increasing fares. Airline Companies may also be significantly affected by the imposition of tariffs and/or changes in labor relations, insurance costs, and the imposition by the United States or other countries of taxes, tariffs or regulations applicable to airline travel, aircraft manufacturing, or aircraft sales. The trend in the United States has been to deregulate the transportation industry, which could have a favorable long- term effect, but future government decisions could adversely affect companies in this industry. Airline Companies may also be highly dependent on aircraft or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft or equipment (e.g., the inability of a supplier to meet aircraft demand or the grounding of an

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

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aircraft due to safety concerns) may have a significant effect on the operations and profitability of Airline Companies. Airline Companies are subject to various risks that may cause significant losses, which include risks related to uncertainty in travel (due to global, regional or local events), passenger safety, security, and privacy, changing consumer demands, shortages of experienced personnel, consumer perception of risk (for example, due to terrorist attacks, pandemics, and political or social violence), and changing or increased regulations.

•Hotel Companies Risk. Hotel Companies (as defined in the Fund’s prospectus) may be adversely affected by a downturn in economic conditions. Due to the discretionary nature of hotel spending, coupled with the high debt and cost structure of the hotel and lodging industry, a downturn in economic conditions of the U.S. economy and economies in other regions of the world that results in decreased demand for hotel accommodations may significantly and negatively affect the revenues and profitability of such industry. Hotel Companies may also be significantly affected by changes in labor relations, insurance costs, and the imposition of taxes, tariffs or regulations applicable to hospitality services and the purchase or sale of hotels or real estate. Companies in the hotel and lodging industry are subject to various risks that may cause significant losses, which includes risks related to uncertainty in travel (due to global, regional or local events), guest safety, security, and privacy, changing consumer demands, shortages of experienced personnel, consumer perception of risk (for example, due to terrorist attacks, pandemics, and political or social violence), and changing or increased regulations.

•Cruise Line Companies Risk. Cruise Line Companies (as defined in the Fund’s prospectus) may be adversely affected by a downturn in economic conditions. Due to the discretionary nature of leisure travel and cruise spending, coupled with the high debt and cost structure of the cruise line industry, a downturn in economic conditions of the U.S. economy and economies in other regions of the world that results in decreased demand for cruises may significantly and negatively affect the revenues and profitability of such industry. Cruise Line Companies may also be significantly affected by changes in fuel prices, which may be very volatile. Due to the competitive nature of this industry, such companies may not be able to pass on increased fuel prices to customers by increasing fares. Cruise Line Companies may also be significantly affected by changes in labor relations, insurance costs, and the imposition by the United States or other countries of taxes, tariffs or regulations applicable to cruises, ship manufacturing or ship sales. Cruise Line Companies are subject to various risks that may cause significant losses, which includes risks related to uncertainty in travel (due to global, regional or local events), passenger safety, security, and privacy, changing consumer demands, shortages of experienced personnel, consumer perception of risk (for example, due to terrorist attacks, pandemics, and political or social violence), and changing or increased regulations.

B.Associated Risks of Investing in Global Shipping Companies (SonicShares™ Global Shipping ETF Only). Companies in the shipping industry may be adversely affected by various factors, including, among others, volatile fluctuations in the price and supply of fuels and raw materials, changes in seaborne transportation patterns, downturn in domestic and/or global economies, changes in domestic and/or global consumption patterns, changes in domestic and/or global manufacturing patterns, changes in global demand for particular products or resources, a decrease in international trade, natural disasters or events, weather delays, weather patterns and weather-related events, including hurricanes, pandemic diseases, the congestion, blockage or shutdown of key ports, channels, canals and shipping routes, commodity prices, taxes, tariffs, sanctions, trade wars, embargoes, enactment of adverse laws, rules and/or regulations, labor shortages, labor strikes, imposition of emissions standards and other environment-related rules and regulations, domestic or international politics and conflicts, including war or threat of war, computer and/or software malfunction, piracy, cyber attacks and terrorism. Any factor or factors adversely affecting companies in the shipping industry could have a significant adverse impact on the Fund’s performance.

C.Concentration Risk. Each Fund investments will be concentrated in an industry or group of industries to the extent each Fund’s Index is so concentrated. In such event, the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

D.Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of each Fund’s investments and the value of your Fund shares. Because each Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Funds may go down if the value of the local currency of the non-U.S. markets in which each Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in each Fund’s holdings goes up. Conversely, the dollar value of your investment in each Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

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government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in each Fund may change quickly and without warning, and you may lose money.

E.Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. When the Funds invest in depositary receipts as a substitute for an investment directly in the underlying foreign shares, the Funds are exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the underlying foreign shares.

F.Equity Market Risk. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which each Fund invests. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

G.Exchange Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Funds, asset swings in the Funds and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares will approximate each Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of shares during the trading day, like the price of any exchange-traded security, includes a “bid-ask” spread charged by the exchange specialist, market makers, or other participants that trade the shares. In times of severe market disruption, the bid-ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although shares are listed for trading on a national securities exchange, such as NYSE Acra, Inc. (the “Exchange”), and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 during a single day reaches

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

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certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in shares when extraordinary volatility causes sudden, significant swings in the market price of shares. There can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than shares.

H.Foreign Securities Risk. Certain foreign countries may impose exchange control regulations, restrictions on repatriation of profit on investments or of capital invested, local taxes on investments, and restrictions on the ability of issuers of non-U.S. securities to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, the imposition of economic sanctions, different legal systems and laws relating to bankruptcy and creditors’ rights, and the potential inability to enforce legal judgments, all of which could cause the Funds to lose money on its investments in non-U.S. securities. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. securities may trade on days when shares are not priced, NAV may change at times when shares cannot be sold.

Foreign banks and securities depositories at which the Funds hold their foreign securities and cash may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight. Additionally, many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of each Fund’s investments.

I.Market Capitalization Risk

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

•Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

J.Non-Diversification Risk. Because the Funds are “non-diversified,” they may invest a greater percentage of their assets in the securities of a single issuer or a smaller number of issuers than if they were a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause each Fund’s overall value to decline to a greater degree than if the Funds held a more diversified portfolio. This may increase each Fund’s volatility and have a greater impact on each Fund’s performance.

K.REIT Risk (SonicShares™ Airlines, Hotels, Cruise Lines ETF Only). A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

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the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

L.Sector Risk. To the extent the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors. The Funds may invest a significant portion of their assets in the following sectors and, therefore, the performance of the Funds could be negatively impacted by events affecting each of these sectors.

•Consumer Discretionary Sector Risk (SonicShares™ Airlines, Hotels, Cruise Lines ETF Only). Hotel Companies and Cruise Line Companies are included within the consumer discretionary sector. The performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers (including travel and leisure) is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability. Specific industry risks impacting Hotel Companies and Cruise Line Companies are set forth in “Hotel Companies Risk” and “Cruise Line Companies Risk” above. As of September 30, 2021, 86.6% of the Fund’s net assets were invested in the consumer discretionary sector.

•Energy Sector Risk (SonicShares™ Global Shipping ETF Only). Companies operating in the energy sector or issuers in energy-related industries are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; worldwide economic growth; extreme weather or other natural disasters; imposition of taxes, tariffs, sanctions or embargoes; domestic or international conflicts and threats of attack by terrorists, or cyber attacks, on energy assets. Additionally, energy sector companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies. Any factors adversely affecting companies in the energy sector could have a significant adverse impact on Global Shipping Companies and the Fund’s performance. Specific risks impacting Global Shipping Companies are set forth in “Associated Risks of Investing in Global Shipping Companies” above.

•Industrials Sector Risk (SonicShares™ Airlines, Hotels, Cruise Lines ETF Only). Airline Companies are included within the industrials sector. The performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors. Specific industry risks impacting Airline Companies are set forth in “Airline Companies Risk” above.

•Industrials Sector Risk (SonicShares™ Global Shipping ETF Only). Companies operating in the industrials sector or issuers in industrials-related industries may be significantly affected by, among other things, worldwide economic growth, changes in supply and demand for specific products and services, product obsolescence, rapid technological developments, international, political and economic developments, environmental issues, tax and governmental regulatory policies, claims for environmental damage or product liability and general economic conditions. Any factors adversely affecting companies in the industrials sector could have a significant adverse impact on Global Shipping Companies and on the Fund’s performance. Specific risks impacting Global Shipping Companies are set forth in “Associated Risks of Investing in Global Shipping Companies” above. As of September 30, 2021, 96.5% of the Fund’s net assets were invested in the industrials sector.

•Transportation Industry Risk (SonicShares™ Global Shipping ETF Only). Companies in the transportation industry, including companies engaged in the water transportation industry, may be adversely affected by economic changes, increases in fuel and operating costs, labor relations and insurance costs. Transportation companies may also be subject to significant government regulation and oversight, which may adversely affect their businesses.

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

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NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds, subject to the direction and control of the Board. The Adviser is also responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sales transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, the Funds pay the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of each Fund as follows:

Name of Fund	Management Fee
SonicShares™ Airlines, Hotels, Cruise Lines ETF	0.75%
SonicShares™ Global Shipping ETF	0.69%

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees, and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”), and the Management Fee payable to the Adviser. The Management Fees incurred are paid monthly to the Adviser.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – SECURITIES LENDING

The SonicShares™ Airlines, Hotels, Cruise Lines ETF may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the SonicShares™ Airlines, Hotels, Cruise Lines ETF. The SonicShares™ Airlines, Hotels, Cruise Lines ETF receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The SonicShares™ Airlines, Hotels, Cruise Lines ETF continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the SonicShares™ Airlines, Hotels, Cruise Lines ETF. The SonicShares™ Airlines, Hotels, Cruise Lines ETF has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

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As of September 30, 2021, the SonicShares™ Airlines, Hotels, Cruise Lines ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the SonicShares™ Airlines, Hotels, Cruise Lines ETF could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the SonicShares™ Airlines, Hotels, Cruise Lines ETF bears the risk of loss associated with the investment of cash collateral received.

During the period ended September 30, 2021, the SonicShares™ Airlines, Hotels, Cruise Lines ETF loaned securities that were collateralized by cash. The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as listed in the SonicShares™ Airlines, Hotels, Cruise Lines ETF’s Schedule of Investments. Securities lending income is disclosed in the SonicShares™ Airlines, Hotels, Cruise Lines ETF’s Statement of Operations.

The SonicShares™ Global Shipping ETF did not lend securities during the period ended September 30, 2021.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2021, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
SonicShares™ Airlines, Hotels, Cruise Lines ETF	$383,866	$260,156
SonicShares™ Global Shipping ETF	1,331,343	1,337,867

For the period ended September 30, 2021, there were no purchases or sales of long term U.S. Government securities.

For the period ended September 30, 2021, in-kind transactions associated with creations and redemptions for the funds were as follow:

Fund	Purchases	Sales
SonicShares™ Airlines, Hotels, Cruise Lines ETF	$5,157,017	$—
SonicShares™ Global Shipping ETF	12,366,779	—

NOTE 7 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended September 30, 2021. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. The tax character of distributions paid during the period ended September 30, 2021 (estimated), was as follows:

Distributions paid from:	SonicShares™ Airlines, Hotels, Cruise Lines ETF	SonicShares™ Global Shipping ETF
Ordinary income	$ —	$16,900

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. The SonicShares™ Airlines, Hotels, Cruise Lines ETF commenced operations on May 12, 2021 and the SonicShares™ Global Shipping ETF commenced operations on August 3, 2021, therefore, the Funds had no late year losses, no post-October losses, and no capital loss carryovers.

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

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Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the SonicShares™ Airlines, Hotels, Cruise Lines ETF is $500 and for the SonicShares™ Global Shipping ETF is $750, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units for Funds of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 – COVID-19 PANDEMIC

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors, and reduced consumer spending. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with each Fund’s investment objective but there can be no assurance that it will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

21

SonicShares ETFs

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met via video conference at a meeting held on March 24, 2021 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the SonicShares™ Airlines, Hotels, Cruise Lines ETF (the “Fund”), a proposed series of the Trust, and Toroso Investments, LLC, the Fund’s proposed investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, memorandums prepared by the Trust’s outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from the Trust’s outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services to be Provided by the Adviser to the Fund. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who will each serve as a portfolio manager of the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Fund.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as a passively-managed ETF.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.The Investment Performance of the Fund and the Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration. The Board also considered that because the Fund is designed to track the performance of an index the performance of the Fund would not be the direct result of investment decisions made by the Adviser. However, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s trade execution services, including whether the Fund’s performance exhibited significant tracking error.

3.The Cost of Services to be Provided and Profits to be Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser agreed to pay all other expenses incurred by the Fund. The Board considered comparative information prepared by Fund Services utilizing data provided by Morningstar Direct relating to the cost structure of the Fund relative to a peer group. The Fund was compared to ETFs in the U.S. Fund Consumer-Cyclical category.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

22

SonicShares ETFs

The Board concluded that the Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser given the nature of the Fund’s strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the Fund, taking into account an analysis of the Adviser’s expected profitability with respect to the Fund and the Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.The Extent of Economies of Scale as the Fund Grows. The Board considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.The Benefits to be Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

The Board of the Trust met via video conference at a meeting held on July 23, 2021 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of SonicShares™ Global Shipping ETF (the “Fund”), a proposed series of the Trust, and the Adviser. Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, memorandums prepared by the Trust’s outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from the Trust’s outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services to be Provided by the Adviser to the Fund. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who will each serve as a portfolio manager of the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the daytoday activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Fund.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

23

SonicShares ETFs

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as a passively-managed ETF.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.The Investment Performance of the Fund and the Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration. The Board also considered that because the Fund is designed to track the performance of an index the performance of the Fund would not be the direct result of investment decisions made by the Adviser. However, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s trade execution services, including whether the Fund’s performance exhibited significant tracking error.

3.The Cost of Services to be Provided and Profits to be Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b1 Plan. The Board noted that the Adviser was obligated to pay all other expenses incurred by the Fund. The Board considered comparative information prepared by Fund Services utilizing data provided by Morningstar Direct relating to the cost structure of the Fund relative to a peer group. The Fund was compared to ETFs in the U.S. Fund Consumer Cyclical category.

The Board concluded that the Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser given the nature of the Fund’s strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the Fund, taking into account an analysis of the Adviser’s expected profitability with respect to the Fund and the Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.The Extent of Economies of Scale as the Fund Grows. The Board considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.The Benefits to be Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

24

SonicShares ETFs

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The actual expenses examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from May 12, 2021 for the SonicShares™ Airlines, Hotels, Cruise Lines ETF and August 3, 2021 for the SonicShares™ Global Shipping ETF (commencements of operations for each Fund) to September 30, 2021. The hypothetical examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from April 1, 2021 to September 30, 2021.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Funds’ shares. Therefore, the second line of the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

SonicShares™ Airlines, Hotels, Cruise Lines ETF

	Beginning Account Value May 12, 2021	Ending Account Value September 30, 2021	Expenses Paid During the Period May 12, 2021 – September 30, 2021 (1)
Actual	$1,000.00	$979.30	$2.89

	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Expenses Paid During the Period April 1, 2020 – September 30, 2021 (2)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.31	$3.80

(1)The actual expenses are equal to the Fund’s annualized net expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 142/365 (to reflect the period from May 12, 2021 to September 30, 2021, the commencement of operations date to the end of the period).

(2)The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the most recent six-month period).

EXPENSE EXAMPLES For the Periods Ended September 30, 2021 (Unaudited)

25

SonicShares ETFs

EXPENSE EXAMPLES For the Periods Ended September 30, 2021 (Unaudited) (Continued)

SonicShares™ Global Shipping ETF

	Beginning Account Value August 3, 2021	Ending Account Value September 30, 2021	Expenses Paid During the Period August 3, 2020 – September 30, 2021 (3)
Actual	$1,000.00	$1,131.90	$1.19

	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2021	Expenses Paid During the Period April 1, 2020 – September 30, 2021 (4)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.61	$3.50

(3)The actual expenses are equal to the Fund’s annualized net expense ratio of 0.69%, multiplied by the average account value over the period, multiplied by 59/365 (to reflect the period from August 3, 2021 to September 30, 2021, the commencement of operations date to the end of the period).

(4)The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 0.69%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the most recent six-month period).

26

SonicShares ETFs

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the SonicShares™ Airlines, Hotels, Cruise Lines ETF and SonicShares™ Global Shipping ETF, has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Funds and to protect the Funds’ shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Funds’ investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 19, 2020, the Board reviewed the Program Administrator’s written annual report for the period December 1, 2019 through September 30, 2020 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is adequately designed and operating effectively.

The SonicShares™ Airlines, Hotels, Cruise Lines ETF commenced operations on May 21, 2021 and the SonicShares™ Global Shipping ETF commenced operations on August 3, 2021 and were not a part of the Report but have adopted the Program upon commencement of operations.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

27

SonicShares ETFs

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 378-0717 or by accessing the Funds’ website at www.sonicshares.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the SonicShares™ Airlines, Hotels, Cruise Lines ETF voted proxies relating to portfolio securities during the most recent period ended June 30 is available upon request without charge by calling (833) 378-0717 or by accessing the SEC’s website at www.sec.gov. The SonicShares™ Global Shipping ETF commenced operations after June 30.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.sonicshares.com. The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (833) 378-0717. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.sonicshares.com.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (833) 378-0717. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.sonicshares.com.

INFORMATION ABOUT PROXY VOTING (Unaudited)

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
SonicShares™ Airlines, Hotels, Cruise Lines ETF	TRYP	886364728
SonicShares™ Global Shipping ETF	BOAT	886364645

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 7, 2021

By (Signature and Title)*	/s/ Daniel H. Carlson
Daniel H. Carlson, Treasurer/Principal Financial Officer

Date	December 8, 2021

* Print the name and title of each signing officer under his or her signature.